Income Tax Expense (Details) - Schedule of income tax expense - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Income Tax Expense Abstract
Loss from continuing operations before income tax expense	$ (2,854,254)	$ (8,384,465)	$ (2,927,206)
Tax at the Australian tax rate of 25% (2021: 26%)	(713,564)	(2,179,961)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(64,375)	(92,614)
Accounting expenditure subject to R&D tax incentive	147,989	212,907
Share-based payments	23,723	550,163
Net impact of other amounts not deductible (taxable)	(363,661)	428,003
Subtotal	(969,888)	(1,081,502)
Tax losses and other timing differences for which no deferred tax asset is recognized	969,888	1,081,502
Income tax expense